Average Annual Total Returns - The Hartford Inflation Plus Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.28%	3.06%	2.32%	3.61%	1.97%	1.33%	2.54%	1.84%	1.44%	7.41%	3.24%	2.03%	9.60%	4.30%	3.06%	8.93%	3.66%	2.44%	9.17%	3.96%	2.75%	9.64%	4.30%	3.06%	9.58%	4.33%	3.12%	9.70%	[1]	4.34%	[1]	3.08%	[1]	8.39%	4.13%	2.88%	10.99%	5.08%	3.81%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.